Schedule of Investments(a)
September 30, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–100.25%
Aerospace & Defense–2.42%
Axon Enterprise, Inc.(b)(c)	7,255	$5,206,478
BAE Systems PLC (United Kingdom)	357,673	9,956,335
Howmet Aerospace, Inc.(c)	38,994	7,651,793
		22,814,606
Application Software–3.93%
AppLovin Corp., Class A(b)	45,206	32,482,319
Palantir Technologies, Inc., Class A(b)	25,057	4,570,898
		37,053,217
Asset Management & Custody Banks–2.86%
Blackstone, Inc., Class A(c)	72,051	12,309,913
KKR & Co., Inc., Class A	112,812	14,659,920
		26,969,833
Automobile Manufacturers–2.53%
Tesla, Inc.(b)	53,739	23,898,808
Automotive Retail–0.50%
Carvana Co.(b)	12,557	4,737,003
Biotechnology–1.59%
Alnylam Pharmaceuticals, Inc.(b)	32,944	15,022,464
Broadline Retail–6.68%
Amazon.com, Inc.(b)	251,342	55,187,163
MercadoLibre, Inc. (Brazil)(b)	3,379	7,896,520
		63,083,683
Building Products–1.46%
Johnson Controls International PLC	125,599	13,809,610
Casinos & Gaming–1.11%
DraftKings, Inc., Class A(b)	88,197	3,298,568
Flutter Entertainment PLC (Ireland)(b)	28,261	7,178,294
		10,476,862
Communications Equipment–2.47%
Arista Networks, Inc.(b)	159,808	23,285,624
Construction Materials–0.30%
Martin Marietta Materials, Inc.(c)	4,479	2,823,024
Diversified Support Services–0.60%
Cintas Corp.	27,681	5,681,802
Electrical Components & Equipment–1.62%
Eaton Corp. PLC	22,508	8,423,619
Vertiv Holdings Co., Class A	45,419	6,851,910
		15,275,529
Financial Exchanges & Data–0.36%
Coinbase Global, Inc., Class A(b)	10,049	3,391,437
Food Distributors–0.47%
US Foods Holding Corp.(b)	58,319	4,468,402
Health Care Equipment–1.59%
Boston Scientific Corp.(b)	122,137	11,924,235
Shares		Value
Health Care Equipment–(continued)
Intuitive Surgical, Inc.(b)	6,991	$3,126,585
		15,050,820
Heavy Electrical Equipment–0.63%
GE Vernova, Inc.	9,717	5,974,983
Hotels, Resorts & Cruise Lines–1.79%
Booking Holdings, Inc.(c)	3,135	16,926,711
Independent Power Producers & Energy Traders–1.01%
Vistra Corp.	48,440	9,490,365
Industrial Machinery & Supplies & Components–0.71%
Parker-Hannifin Corp.(c)	8,791	6,664,897
Integrated Oil & Gas–0.71%
Suncor Energy, Inc. (Canada)	160,155	6,696,080
Interactive Home Entertainment–1.03%
Nintendo Co. Ltd. (Japan)	55,100	4,767,210
Take-Two Interactive Software, Inc.(b)(c)	19,020	4,914,007
		9,681,217
Interactive Media & Services–10.42%
Alphabet, Inc., Class A	150,976	36,702,266
Meta Platforms, Inc., Class A	78,893	57,937,441
Reddit, Inc., Class A(b)	16,329	3,755,507
		98,395,214
Internet Services & Infrastructure–4.59%
Cloudflare, Inc., Class A(b)	66,853	14,345,985
CoreWeave, Inc., Class A(b)(c)	46,343	6,342,039
Shopify, Inc., Class A (Canada)(b)	51,800	7,697,998
Snowflake, Inc., Class A(b)	66,245	14,941,560
		43,327,582
Investment Banking & Brokerage–2.08%
Goldman Sachs Group, Inc. (The)	15,548	12,381,650
Robinhood Markets, Inc., Class A(b)	50,695	7,258,510
		19,640,160
Movies & Entertainment–3.76%
Netflix, Inc.(b)	21,286	25,520,211
Spotify Technology S.A. (Sweden)(b)	14,268	9,959,064
		35,479,275
Real Estate Services–0.88%
CBRE Group, Inc., Class A(b)	52,862	8,328,937
Restaurants–0.98%
DoorDash, Inc., Class A(b)	34,110	9,277,579
Semiconductor Materials & Equipment–0.58%
Lam Research Corp.	40,510	5,424,289
Semiconductors–20.46%
Broadcom, Inc.	140,813	46,455,617
Microchip Technology, Inc.	15,765	1,012,428
Monolithic Power Systems, Inc.(c)	11,882	10,939,045
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Shares		Value
Semiconductors–(continued)
NVIDIA Corp.	629,423	$117,437,743
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)	61,834	17,269,618
		193,114,451
Systems Software–11.47%
Microsoft Corp.	163,581	84,726,779
Oracle Corp.	62,427	17,556,970
ServiceNow, Inc.(b)	6,530	6,009,428
		108,293,177
Technology Hardware, Storage & Peripherals–3.98%
Apple, Inc.	147,392	37,530,425
Tobacco–1.01%
Philip Morris International, Inc.	58,935	9,559,257
Trading Companies & Distributors–0.91%
United Rentals, Inc.(c)	9,014	8,605,305
Transaction & Payment Processing Services–2.76%
Affirm Holdings, Inc.(b)	66,189	4,837,092
Visa, Inc., Class A	62,044	21,180,581
		26,017,673
Total Common Stocks & Other Equity Interests (Cost $382,188,076)		946,270,301
Shares		Value
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 4.05%(d)(e)	178,289	$178,289
Invesco Treasury Portfolio, Institutional Class, 3.99%(d)(e)	330,965	330,965
Total Money Market Funds (Cost $509,254)		509,254
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.30% (Cost $382,697,330)		946,779,555
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–4.03%
Invesco Private Government Fund, 4.14%(d)(e)(f)	15,101,577	15,101,577
Invesco Private Prime Fund, 4.26%(d)(e)(f)	22,964,714	22,971,603
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $38,073,180)		38,073,180
TOTAL INVESTMENTS IN SECURITIES–104.33% (Cost $420,770,510)		984,852,735
OTHER ASSETS LESS LIABILITIES—(4.33)%		(40,907,005)
NET ASSETS–100.00%		$943,945,730
Investment Abbreviations:
ADR	– American Depositary Receipt
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at September 30, 2025.
(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2025.

	Value December 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$598,599	$33,792,354	$(34,212,664)	$-	$-	$178,289	$47,899
Invesco Treasury Portfolio, Institutional Class	1,111,347	62,757,230	(63,537,612)	-	-	330,965	88,227
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	12,617,898	323,619,086	(321,135,407)	-	-	15,101,577	355,304*
Invesco Private Prime Fund	32,861,864	684,166,441	(694,060,999)	-	4,297	22,971,603	956,647*
Total	$47,189,708	$1,104,335,111	$(1,112,946,682)	$-	$4,297	$38,582,434	$1,448,077

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2025.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. American Franchise Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$931,546,756	$14,723,545	$—	$946,270,301
Money Market Funds	509,254	38,073,180	—	38,582,434
Total Investments	$932,056,010	$52,796,725	$—	$984,852,735
Invesco V.I. American Franchise Fund